Share-based compensation - Restricted stock units - Cost related to non-vested awards (Details) - Restricted stock units $ in Thousands	Jun. 30, 2022 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
2022	$ 991
2023	1,561
2024	970
2025	225
Total	$ 3,747